Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	989,891	937,968	968,451	988,468
Number of warrants exercisable	416,541	434,179	411,724
815.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 815.50
Number of warrants outstanding		2,725
Weighted average remaining contractual life		2 months 15 days
Number of warrants exercisable		2,725
962.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 962.00
Number of warrants outstanding		4,646
Weighted average remaining contractual life		2 years 5 months 8 days
Number of warrants exercisable		4,646
1025.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,025.00
Number of warrants outstanding		109,918
Weighted average remaining contractual life		2 years 11 months 8 days
Number of warrants exercisable		109,918
1032.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,032.00
Number of warrants outstanding		63,230
Weighted average remaining contractual life		1 year 11 months 15 days
Number of warrants exercisable		63,230
1050.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,050.00
Number of warrants outstanding		14,024
Weighted average remaining contractual life		2 years 8 months 23 days
Number of warrants exercisable		14,024
1136.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,136.00
Number of warrants outstanding		2,695
Weighted average remaining contractual life		9 months 7 days
Number of warrants exercisable		2,695
1145.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,145.00
Number of warrants outstanding		14,963
Weighted average remaining contractual life		11 months 15 days
Number of warrants exercisable		14,963
1147.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,147.50
Number of warrants outstanding		9,386
Weighted average remaining contractual life		3 years 5 months 4 days
Number of warrants exercisable		9,386
1155.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,155.00
Number of warrants outstanding		5,509
Weighted average remaining contractual life		3 years 3 months
Number of warrants exercisable		5,509
1161.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,161.00
Number of warrants outstanding		10,128
Weighted average remaining contractual life		3 years 2 months 1 day
Number of warrants exercisable		10,128
1210.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,210.00
Number of warrants outstanding		7,090
Weighted average remaining contractual life		2 years 3 months 10 days
Number of warrants exercisable		7,090
1233.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,233.00
Number of warrants outstanding		3,681
Weighted average remaining contractual life		5 months 8 days
Number of warrants exercisable		3,681
1334.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,334.50
Number of warrants outstanding		32,150
Weighted average remaining contractual life		3 years 9 months 10 days
Number of warrants exercisable		32,150
Exercise Price 962.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 962.00
Number of warrants outstanding	3,520
Weighted average remaining contractual life	1 year 5 months 8 days
Number of warrants exercisable	3,520
Exercise Price 1025.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,025.00
Number of warrants outstanding	99,733
Weighted average remaining contractual life	1 year 11 months 8 days
Number of warrants exercisable	99,733
Exercise Price 1032.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,032.00
Number of warrants outstanding	60,799
Weighted average remaining contractual life	11 months 15 days
Number of warrants exercisable	60,799
Exercise Price 1050.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,050.00
Number of warrants outstanding	12,792
Weighted average remaining contractual life	1 year 8 months 23 days
Number of warrants exercisable	12,792
Exercise Price 1147.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,147.50
Number of warrants outstanding	2,775
Weighted average remaining contractual life	2 years 5 months 4 days
Number of warrants exercisable	2,775
Exercise Price 1155.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,155.00
Number of warrants outstanding	506
Weighted average remaining contractual life	2 years 3 months
Number of warrants exercisable	506
Exercise Price 1161.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,161.00
Number of warrants outstanding	8,373
Weighted average remaining contractual life	2 years 2 months 1 day
Number of warrants exercisable	8,373
Exercise Price 1210.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,210.00
Number of warrants outstanding	3,678
Weighted average remaining contractual life	1 year 3 months 10 days
Number of warrants exercisable	3,678
Exercise Price 1334.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,334.50
Number of warrants outstanding	22,392
Weighted average remaining contractual life	2 years 9 months 10 days
Number of warrants exercisable	22,392
Exercise Price 1362.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,362.50	kr 1,362.50
Number of warrants outstanding	26,264	30,938
Weighted average remaining contractual life	3 years 2 months 26 days	4 years 2 months 26 days
Number of warrants exercisable	26,264
Exercise Price 1402.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,402.00	kr 1,402.00
Number of warrants outstanding	6,660	6,837
Weighted average remaining contractual life	2 months 26 days	1 year 2 months 26 days
Number of warrants exercisable	6,660	6,837
Exercise Price 1408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,408.00	kr 1,408.00
Number of warrants outstanding	678	954
Weighted average remaining contractual life	5 months 8 days	1 year 5 months 8 days
Number of warrants exercisable	678	954
Exercise Price 1424.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,424.00
Number of warrants outstanding		408
Weighted average remaining contractual life		1 year 1 month 9 days
Number of warrants exercisable		408
Exercise Price 1427.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,427.00
Number of warrants outstanding		8,400
Weighted average remaining contractual life		1 year 3 months
Number of warrants exercisable		8,400
Exercise Price 1432.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,432.00	kr 1,432.00
Number of warrants outstanding	1,994	1,994
Weighted average remaining contractual life	9 months 3 days	1 year 9 months 3 days
Number of warrants exercisable	1,994	1,994
Exercise Price 1615.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,615.00	kr 1,615.00
Number of warrants outstanding	104,549	135,441
Weighted average remaining contractual life	2 years 11 months 4 days	3 years 11 months 4 days
Number of warrants exercisable	104,549	135,441
Exercise Price 1948.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,948.00	kr 1,948.00
Number of warrants outstanding	5,826	12,961
Weighted average remaining contractual life	3 years 5 months 4 days	4 years 5 months 4 days
Number of warrants exercisable	5,826
Exercise Price 2070.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,070.00	kr 2,070.00
Number of warrants outstanding	82,853	90,968
Weighted average remaining contractual life	4 years 1 month 28 days	5 years 1 month 28 days
Exercise Price 2103.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,103.00	kr 2,103.00
Number of warrants outstanding	20,263	22,221
Weighted average remaining contractual life	5 years 5 months 8 days	6 years 5 months 8 days
Exercise Price 2129.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,129.00	kr 2,129.00
Number of warrants outstanding	15,695	15,986
Weighted average remaining contractual life	5 years 25 days	6 years 25 days
Exercise Price 2144.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,144.00
Number of warrants outstanding	7,626
Weighted average remaining contractual life	6 years 10 months 20 days
Exercise Price 2148.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,148.00	kr 2,148.00
Number of warrants outstanding	14,564	15,097
Weighted average remaining contractual life	4 years 3 months 14 days	5 years 3 months 14 days
Exercise Price 2175.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,175.00	kr 2,175.00
Number of warrants outstanding	152,619	166,286
Weighted average remaining contractual life	5 years 1 month 24 days	6 years 1 month 24 days
Exercise Price 2317.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,317.00	kr 2,317.00
Number of warrants outstanding	33,629	34,109
Weighted average remaining contractual life	3 years 9 months 7 days	4 years 9 months 7 days
Number of warrants exercisable	33,629
Exercise Price 2381.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,381.00	kr 2,381.00
Number of warrants outstanding	22,373	22,983
Weighted average remaining contractual life	3 years 11 months 15 days	4 years 11 months 15 days
Number of warrants exercisable	22,373
Exercise Price 2408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,408.00	kr 2,408.00
Number of warrants outstanding	13,162	13,459
Weighted average remaining contractual life	5 years 3 months	6 years 3 months
Exercise Price 2491.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,491.00
Number of warrants outstanding	7,866
Weighted average remaining contractual life	6 years 8 months 26 days
Exercise Price 2492.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,492.00	kr 2,492.00
Number of warrants outstanding	10,053	10,053
Weighted average remaining contractual life	4 years 29 days	5 years 29 days
Exercise Price 2585.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,585.00	kr 2,585.00
Number of warrants outstanding	18,632	19,644
Weighted average remaining contractual life	5 years 8 months 19 days	6 years 8 months 19 days
Exercise Price 2594.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,594.00
Number of warrants outstanding	15,811
Weighted average remaining contractual life	6 years 3 months
Exercise Price 2641.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,641.00	kr 2,641.00
Number of warrants outstanding	6,297	6,456
Weighted average remaining contractual life	4 years 10 months 20 days	5 years 10 months 20 days
Exercise Price 2661.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,661.00
Number of warrants outstanding	154,746
Weighted average remaining contractual life	6 years 1 month 24 days
Exercise Price 2680.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,680.00
Number of warrants outstanding	5,030
Weighted average remaining contractual life	6 years 25 days
Exercise Price 2688.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,688.00
Number of warrants outstanding	7,958
Weighted average remaining contractual life	6 years 5 months 8 days
Exercise Price 2698.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,698.00	kr 2,698.00
Number of warrants outstanding	13,163	14,216
Weighted average remaining contractual life	4 years 5 months 23 days	5 years 5 months 23 days
Exercise Price 2806.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,806.00	kr 2,806.00
Number of warrants outstanding	18,583	19,476
Weighted average remaining contractual life	4 years 9 months 7 days	5 years 9 months 7 days
Exercise Price 3172.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 3,172.00	kr 3,172.00
Number of warrants outstanding	8,429	8,936
Weighted average remaining contractual life	5 years 10 months 20 days	6 years 10 months 20 days
Exercise Price 1980.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,980.25
Number of warrants outstanding	989,891
Weighted average remaining contractual life	4 years 1 month 9 days
Number of warrants exercisable	416,541
Exercise Price 1770.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,770.31
Number of warrants outstanding		937,968
Weighted average remaining contractual life		4 years 4 months 24 days
Number of warrants exercisable		434,179